Fair values of financial assets and liabilities - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 24,065
At 1 January, derivative liabilities	(21,676)
At 31 December, derivative assets	19,727	£ 24,065
At 31 December, derivative liabilities	(16,132)	(21,676)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	741
At 1 January, derivative liabilities	(422)
At 31 December, derivative assets	464	741
At 31 December, derivative liabilities	(224)	(422)
Derivative assets £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	741	422
Exchange and other adjustments	19	(15)
(Losses) gains recognised in the income statement within other income	(216)	11
Purchases (additions)	7	5
(Sales) redemptions	(22)	(29)
Transfers into the level 3 portfolio	0	347
Transfers out of the level 3 portfolio	(65)	0
At 31 December, derivative assets	464	741
Gains recognised in the income statement within other income	216	(11)
Derivative assets £m | Level 3 £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
(Losses) gains recognised in the income statement within other income	43	(12)
Gains recognised in the income statement within other income	(43)	12
Derivative liabilities £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(422)	(444)
Exchange and other adjustments	(9)	7
(Losses) gains recognised in the income statement within other income	189	(7)
Purchases (additions)	(7)	(4)
(Sales) redemptions	25	53
Transfers into Level 3 of fair value hierarchy, liabilities	0	(27)
Transfers out of the level 3 portfolio	0	0
At 31 December, derivative liabilities	(224)	(422)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(189)	7
Derivative liabilities £m | Level 3 £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
(Losses) gains recognised in the income statement within other income	(31)	7
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	£ 31	£ (7)